Share capital - Common shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 21, 2020	Jan. 27, 2020	Dec. 31, 2021	Dec. 31, 2020
Share capital
Common shares issued (in shares)			20,776,217	20,208,948
Common shares, par value (in dollars per share)			$ 0	$ 0
Common shares issued and outstanding			$ 219,579	$ 211,527
Offering | Major ordinary share transactions
Share capital
Number of units issued	3,172,414	3,392,500
Offering price per unit	$ 14.50	$ 11.65
Gross proceeds	$ 46,000	$ 39,523
Net proceeds	$ 42,721	$ 36,373